Property, Equipment and Software (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Internally developed software	$ 12,364	$ 4,188	$ 358
Computer equipment	7,610	4,019	1,104
Leasehold improvements	4,488	2,700	33
Construction in progress	126	1,978	35
Purchased software	2,829	913	453
Furniture and fixtures	2,244	836	65
Other		26	21
Total property, equipment and software	29,661	14,660	2,069
Accumulated depreciation and amortization	(5,975)	(2,065)	(491)
Property, equipment and software, net	$ 23,686	$ 12,595	$ 1,578